Obligation to Deliver Digital Assets	12 Months Ended
Dec. 31, 2025
Obligation to Deliver Digital Assets [Abstract]
Obligation to Deliver Digital Assets

Note 9 — Obligation to Deliver Digital Assets

In connection with the issuance of June 2025, July 2025 and December 2025 Secured Convertible Debentures, under June 2025 SPA (See Note 11), the Company entered into a Right to Receive Tokens agreement on June 23, 2025 (“Right to Receive Tokens”), pursuant to which the counterparty of the Right to Receive Tokens was entitled to receive from the Company, upon exercise of this Right to Receive Tokens at any time on or after the two-year anniversary of the applicable closing in respect of June 2025 SPA, 24% of each type of Tokens purchased with the net proceeds of such closings. If the Company fails to deliver the Tokens, the Company will be required to pay in cash to the counterparty of the Right to Receive Tokens an amount calculated based on the number of Tokens and the Tokens’ trading price prevailing on the date of exercising the right to receive tokens. On December 5, 2025, the Company and the counterparty of the Right to Receive Tokens entered into an Amendment No. 1 to June 2025 SPA, pursuant to which, among others, the Company and counterparty of the Right to Receive Tokens agreed that for the third subsequent closing staking, interest shall be accrued at any time the Company earns Tokens in respect of any purchased token (“Crypto Rewards”), and the Buyer is entitled to 50% of the Crypto Rewards.

Upon issuance of secured convertible debentures on June 23, 2025, July 21, 2025 and December 5, 2025, an aggregate of $6,188,800, representing 24%, 24% and 50% of the aggregate purchase costs of digital assets at $6,500,000, $2,620,000 and $8,000,000 was initially assigned to the Company’s obligation to deliver the digital assets, respectively, in connection with the Right to Receive Tokens and recorded in the account of “Obligation to deliver digital assets” on the consolidated balance sheets. For the year ended December 31, 2025, the Company also recognized a decrease in fair value of obligation to deliver digital assets of $1,005,690 and a corresponding increase in “changes in fair value of digital asses” on the consolidated statements of operations and comprehensive loss.

The following table presents additional information about obligation to deliver digital assets for the year ended December 31, 2025:

For the Year Ended December 31,
2025
Opening balance	$-
Initial recognition of obligation to deliver digital assets	6,188,800
Changes in fair value of obligation to deliver digital assets	(1,005,690)
$5,183,110